<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     6/30/2009

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		July 31, 2009

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      316    25000 SH       SOLE                    25000
ARIBA                          COM              04033V203      689    70000 SH       SOLE                    70000
ART TECHNOLOGY GROUP           COM              04289L107     1520   400000 SH       SOLE                   400000
ASCENT MEDIA CORP COM SER A    COM              043632108     2658   100000 SH       SOLE                   100000
ATRICURE INC                   COM              04963C209      700   200000 SH       SOLE                   200000
BANK OF AMER CORP              COM              060505104     1320   100000 SH       SOLE                   100000
BLACKBAUD INC                  COM              09227Q100      622    40000 SH       SOLE                    40000
CITI TRENDS INC                COM              17306X102     1294    50000 SH       SOLE                    50000
COGENT INC                     COM              19239Y108      429    40000 SH       SOLE                    40000
COLDWATER CREEK INC COM        COM              193068103      610   100000 SH       SOLE                   100000
DEXCOM INC COM                 COM              252131107     2166   350000 SH       SOLE                   350000
DG FASTCHANNEL INC             COM              23326R109     1833   100175 SH       SOLE                   100175
DISCOVERY COMMUN NEW COM SER C COM              25470F302      770    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS       COM              25470F104      844    37500 SH       SOLE                    37500
EMS TECHNOLOGIES INC           COM              26873N108      418    20000 SH       SOLE                    20000
FDLTY NATIONAL FINANCIAL-A     COM              31620R105      676    50000 SH       SOLE                    50000
FTI CONSULTING                 COM              302941109     1014    20000 SH       SOLE                    20000
GAMETECH INTERNATIONAL COM     COM              36466D102      369   221990 SH       SOLE                   221990
HMS HOLDINGS                   COM              40425J101     1018    25000 SH       SOLE                    25000
HOWSTUFFWORKS II RSTD          COM              40431N104      125   530217 SH       SOLE                   530217
HURON CONSULTING GROUP INC     COM              447462102      925    20000 SH       SOLE                    20000
IMAX CORP COM                  COM              45245E109     2436   300000 SH       SOLE                   300000
INTEGRAL SYS INC MD COM        COM              45810H107     2048   246100 SH       SOLE                   246100
INVERNESS MEDICAL INNOVATION   COM              46126P106     2491    70000 SH       SOLE                    70000
IPC THE HOSPITALIST CO COM     COM              44984A105     1068    40000 SH       SOLE                    40000
L-1 IDENTITY SOLUTIONS         COM              50212A106      387    50000 SH       SOLE                    50000
LUMBER LIQUIDATORS INC COM     COM              55003Q103      630    40000 SH       SOLE                    40000
MYRIAD GENETICS INC COM        COM              62855J104      535    15000 SH       SOLE                    15000
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     1691   124455 SH       SOLE                   124455
NINTENDO LTD ADR               COM              654445303      345    10000 SH       SOLE                    10000
O2MICRO INTERNATIONAL          COM              67107W100      500   100000 SH       SOLE                   100000
PAIN THERAPEUTICS INC COM      COM              69562K100     1074   200000 SH       SOLE                   200000
PENN NATL GAMING               COM              707569109     1164    40000 SH       SOLE                    40000
PF CHANG'S CHINA BISTRO        COM              69333Y108     2398    74800 SH       SOLE                    74800
PINNACLE ENTMT INC COM         COM              723456109      464    50000 SH       SOLE                    50000
QUALCOMM                       COM              747525103     1469    32500 SH       SOLE                    32500
REALNETWORKS                   COM              75605L104      523   175000 SH       SOLE                   175000
SAFEGUARD SCIENTIFICS COM      COM              786449108      308   233237 SH       SOLE                   233237
SBA COMMUNICATIONS CORP-CL A   COM              78388J106      982    40000 SH       SOLE                    40000
SHUTTERFLY INC COM             COM              82568P304     1639   117500 SH       SOLE                   117500
SPDR SERIES TRUST DJWS SCAP GR COM              78464A201     1547    23000 SH       SOLE                    23000
STAPLES                        COM              855030102     1009    50000 SH       SOLE                    50000
SYNOVIS LIFE TECH INC COM      COM              87162G105      831    40000 SH       SOLE                    40000
TEXAS ROADHOUSE INC - CL A     COM              882681109      655    60000 SH       SOLE                    60000
TREE COM INC COM               COM              894675107      334    34800 SH       SOLE                    34800
TRINA SOLAR LTD-SPON ADR       COM              89628E104      769    30000 SH       SOLE                    30000
URBAN OUTFITTERS               COM              917047102     1880    90000 SH       SOLE                    90000
VANGUARD INDEX FDS SML CP GRW  COM              922908595     1200    25000 SH       SOLE                    25000
VISTAPRINT LTD                 COM              G93762204      384     9000 SH       SOLE                     9000
VOCUS INC COM                  COM              92858J108      989    50000 SH       SOLE                    50000